SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X
Pre-Effective Amendment No. _____
Post-Effective Amendment No. 38 File No. 2-73948                X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
Amendment No. 39 File No. 811-3258                              X

                      DFA INVESTMENT DIMENSIONS GROUP INC.
              (Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, 11th Floor, Santa Monica CA        90401
(Address of Principal Executive Office)               (Zip Code)

Registrant's Telephone Number, including Area Code      (310) 395-8005

Irene R. Diamant, Vice President and Secretary, DFA Investment Dimensions Group Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401
                 (Name and Address of Agent for Service)

Copies of communications to Stephen W. Kline, Esquire, Stradley, Ronon, Stevens & Young, Great Valley Corporate Center, 30 Valley Stream Parkway, Malvern, PA 19355, (610) 640-5801.

It is proposed that this filing will become effective (check appropriate box):

     _X_  Immediately upon filing pursuant to paragraph (b) of Rule 485.

This Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On or about January 29, 1996, Registrant will file a Rule 24f-2 Notice for Registrant's most recent fiscal year which ended November 30, 1995. This amendment is filed for the purpose of reducing the number of shares registered pursuant to Section 24(e)(1) on November 17, 1995.

   Calculation of Registration Fee Under the Securities Act of 1933

                            Proposed maxi-   Proposed maxi-
Title of secur-  Amount     mum offering     mum aggregate    Amount of
ities being      being        price            offering      registration
registered*    registered    per unit*          price            fee**

                                             $401,394,613   $138,411.95

* The title and amount of the shares of each series being registered herein, and the public offering price per share of each as of the close of business on November 15, 1995, appears in the table on the following page.

** The registration fee has been computed at 1/29th of one percent in accordance with Section 6(b) as in effect on the date of this filing.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

                     Table of securities titles and amounts


                                             Public
                                             Offering    Aggregate
                                Number       Price       Offering
Title                           of shares    Per Share   Price

The U.S. Large Company
  Portfolio Shares              1,488,101     $17.85    $26,562,603

The U.S. 9-10 Small Company
  Portfolio Shares              2,806,795      $11.05    $31,015,085

The DFA One-Year Fixed Income
  Portfolio Shares                260,746     $101.84    $26,554,373

The DFA Five-Year Government
  Portfolio Shares                306,577     $103.02    $31,583,563

The Japanese Small Company
  Portfolio Shares              1,568,649      $22.02    $34,541,651

The DFA Intermediate Government
  Fixed Income Portfolio Shares    69,883     $113.32     $7,919,142

The DFA Global Fixed Income
  Portfolio Shares                258,629     $107.32    $27,756,064

The Large Cap International
  Portfolio Shares                653,377      $12.53     $8,186,814

The U.S. 6-10 Small Company
  Portfolio Shares              1,671,794      $12.84    $21,465,835

The U.S. Small Cap Value
  Portfolio Shares              2,921,708      $14.05    $41,049,997

The U.S. Large Cap Value
  Portfolio Shares                640,655      $13.05     $8,360,548
The DFA/AEW Real Estate
  Securities Portfolio Shares     742,017      $10.37     $7,694,716

DFA International High Book
  to Market Portfolio Shares    1,948,825      $11.99    $23,366,412

The Emerging Markets Portfolio
  Shares                        1,744,761       $9.93    $17,325,477

DFA International Small Cap
  Value Portfolio Shares        6,152,087       $9.65    $59,367,640



VA Large Value Portfolio
  Shares                          472,460      $11.71     $5,532,507

VA Global Bond Portfolio
  Shares                           28,765     $108.19     $3,112,085

VA Small Value Portfolio
  Shares                          519,211       $9.63     $5,000,002

VA International Value
  Portfolio Shares                507,615       $9.85     $5,000,008

VA International Small
  Portfolio Shares                514,404       $9.72     $5,000,007

VA Short-Term Fixed
  Portfolio Shares                 49,911     $100.18     $5,000,084

                                                        $401,394,613

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (b). Exhibits:

          10. Opinion of counsel as to the legality of the shares registered herewith, and consent to the use thereof, was filed with the Securities and Exchange Commission on November 17, 1995 as Exhibit Number 24(b)(10) to Post-Effective Amendment Number 36 to the Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 38 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 7th day of December, 1995.

                         DFA INVESTMENT DIMENSIONS GROUP INC.

                         By:  David G. Booth*
                              David G. Booth
                              President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 38 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

     Signature                     Title                    Date

                              Director and
David G. Booth*               Chairman-Chief           December 7, 1995
David G. Booth                Executive Officer

                              Director and
Rex A. Sinquefield*           Chairman-Chief           December 7, 1995
Rex A. Sinquefield            Investment Officer

                              Chief Financial
Michael T. Scardina*          Officer, Treasurer       December 7, 1995
Michael T. Scardina           and Vice President

George M. Constantinides*     Director                 December 7, 1995
George M. Constantinides

John P. Gould*                Director                 December 7, 1995
John P. Gould

Roger G. Ibbotson*            Director                 December 7, 1995
Roger G. Ibbotson

Merton H. Miller*             Director                 December 7, 1995
Merton H. Miller

Myron S. Scholes*             Director                 December 7, 1995
Myron S. Scholes

*By: Irene R. Diamant
     Irene R. Diamant
     Attorney-in-Fact
(Pursuant to Power of Attorney previously filed on October 3, 1994, with the SEC as Exhibit 17 to Post-Effective Amendment No. 31 to the
Registration Statement of DFA Investment Dimensions Group Inc. (File No. 2-73948)).
                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 7th day of December, 1995.

                         THE DFA INVESTMENT TRUST COMPANY

                         By:  David G. Booth*
                              David G. Booth
                              President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

     Signature                     Title                    Date

                              Trustee and
David G. Booth*               Chairman-Chief           December 7, 1995
David G. Booth                Executive Officer

                              Trustee and
Rex A. Sinquefield*           Chairman-Chief           December 7, 1995
Rex A. Sinquefield            Investment Officer

                              Chief Financial
Michael T. Scardina*          Officer, Treasurer       December 7, 1995
Michael T. Scardina           and Vice President

George M. Constantinides*     Trustee                  December 7, 1995
George M. Constantinides

John P. Gould*                Trustee                  December 7, 1995
John P. Gould

Roger G. Ibbotson*            Trustee                  December 7, 1995
Roger G. Ibbotson

Merton H. Miller*             Trustee                  December 7, 1995
Merton H. Miller

Myron S. Scholes*             Trustee                  December 7, 1995
Myron S. Scholes


*By: Irene R. Diamant
     Irene R. Diamant
     Attorney-in-Fact
(Pursuant to Power of Attorney filed on August 2, 1994 with the SEC as
Exhibit 17(ii) to the Registration Statement of Dimensional Investment Group Inc. (File No. 33-33980).)